Goodwill and intangible assets (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment		£ 0	£ 0
Individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		95	95
Barclaycard International [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill		£ 239	230
Explanation of period over which management has projected cash flows		The recoverable amount of the CGU, calculated as value in use, has been determined using cash flow predictions based on financial budgets approved by management, covering a five-year period
Amount by which unit's recoverable amount exceeds its carrying amount		£ 6,643	£ 5,326
Discount rate applied to cash flow projections		13.70%	13.90%
Barclaycard International [member] | Min [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate		0.00%	3.50%
Barclaycard International [member] | Max [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate		3.50%	4.80%
Description of key assumptions on which management has based cash flow projections		A one percentage point change in the discount rate or terminal growth rate would increase or decrease the recoverable amount by £1,129m (2017: £707m) and £776m (2017: £411m) respectively.
Increase in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		£ 1,164	£ 707
Decrease in recoverable amount of asset or cash-generating unit, discount rate or terminal rate		797	411
Decrease in recoverable amount of asset or cash-generating unit, reduction in forecast cash flows		£ 1,231	£ 855
Internally generated software [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	12 months
Internally generated software [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation	[1]	6 years
Core banking platforms [Member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		10 years
Core banking platforms [Member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		15 years
Other software [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Other software [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		6 years
Customer lists [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Customer lists [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years
Licences and other [member] | Min [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		12 months
Licences and other [member] | Max [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual rates in calculating amortisation		25 years

[1]	Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.